RELATED PARTY (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY [Abstract]
Accrued salaries to officers and two beneficial owners	$ 46,838	$ 48,650	$ 47,588